ACCOUNTS PAYABLE AND OTHER (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE AND OTHER
Trade payables	923	696
Fair value of derivative contracts	283	485
Dividends payable	316	301
Regulatory liabilities	100	139
Deferred income tax liabilities		81
Other	718	634
Total	2,340	2,336